SUPPLEMENT DATED OCTOBER 13, 2026
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED JUNE 30, 2026
FOR
MASTERS CHOICE II, MASTERS FLEX II, MASTERS CHOICE, MASTERS FLEX AND MASTERS EXTRA

AND

NOTICE DOCUMENTS DATED MAY 1, 2026
FOR
MASTERS ACCESS AND MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective November 1, 2026, Appendix A is updated as follows:

The Current Expenses number for Invesco V.I. American Value Fund Series II 1.01%. 1

1 The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE